Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events (Abstract)
Subsequent Events
17.	Subsequent Events

(a)
Dividends: On January 22, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.2325 per common unit for the fourth quarter of 2012. The fourth quarter common unit cash distribution will be paid on February 15, 2013, to unit holders of record on February 8, 2013.

(b)
Dividends: On January 22, 2013, the Board of Directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the fourth quarter of 2012. The cash distribution will be paid on February 8, 2013, to Class B unit holders of record on February 1, 2013.